BENEFIT PLANS	12 Months Ended
Mar. 31, 2011
BENEFIT PLANS

11. BENEFIT PLANS

Kyocera adopted measurement date provision of ASC 715, “Compensation—Retirement Benefits” in the year ended March 31, 2009, and measured the funded status of its benefit plans at the balance sheet date. As a result of applying the transition method of this provision, retained earnings and other comprehensive income at the beginning of the year decreased by ¥522 million and ¥418 million, respectively.

Domestic:

Defined benefit plans

At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to receive lifetime pension payments for 50% of their retirement payment and 50% of pension payments for 20 years in maximum.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,374	¥134,592
Service cost	8,805	8,662
Interest cost	2,301	2,637
Actuarial (gain) loss	(5,126)	4,935
Benefits paid	(5,762)	(5,385)
Business combination	—	366

Projected benefit obligations at end of year	134,592	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	135,472	143,984
Actual return on plan assets	5,430	2,569
Employer contribution	8,767	9,005
Benefits paid	(5,685)	(5,332)

Fair value of plan assets at end of year	143,984	150,226

Funded status	¥9,392	¥4,419

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥17,337	¥13,437
Accrued benefit liability	(7,945)	(9,018)

Net amount recognized	¥9,392	¥4,419

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥41,593	¥37,264
Actuarial loss	(31,888)	(36,737)

Accumulated other comprehensive income	¥9,705	¥527

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥134,146	¥145,311
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥19,578	¥21,528
Accumulated benefit obligation	19,132	21,031
Fair value of plan assets	11,633	12,510

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011, include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥9,842	¥8,805	¥8,662
Interest cost	2,887	2,301	2,637
Expected return on plan assets	(3,549)	(3,054)	(3,255)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Net periodic pension costs	¥5,132	¥4,899	¥4,487

Net periodic pension costs in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Prior service cost due to plan amendments	¥(19)	¥—	¥—
Net actuarial (loss) gain incurred during the year	(12,742)	7,502	(5,621)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Total	¥(16,809)	¥4,349	¥(9,178)

Amortization of transition obligation, amortization of prior service cost and recognized actuarial loss in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,139

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	1.00-2.00	1.00-1.75

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Discount rate (%)	1.75-2.00	1.25-2.00	1.00-2.00
Expected long-term rate of return on plan assets (%)	1.25-2.20	2.00-2.20	2.00-2.20

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2009, 2010 and 2011 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future.

Plan assets are classified into four major types. Approximately 60% is invested in life insurance company general accounts, approximately 20% is mainly invested in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 15% is invested in trust funds that invest both long and short in stocks and bonds, and approximately 5% is held in cash and cash equivalents.

In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed.

At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries do not have plans to change their long-term strategy about allocations of plan assets from described above.

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥81,738	¥—	¥81,738	¥—	¥87,633	¥—	¥87,633
Equity securities:
Domestic	2,561	—	—	2,561	1,774	—	—	1,774
International	5,731	—	—	5,731	7,366	—	—	7,366
Pooled funds(1)	—	10,583	—	10,583	—	11,598	—	11,598
Debt securities:
Corporate bonds	5,374	—	—	5,374	9,512	—	—	9,512
Pooled funds(2)	—	2,596	—	2,596	—	2,830	—	2,830
Other types of investments:
Equity long/short
Domestic(3)	—	4,483	—	4,483	—	2,211	—	2,211
International(4)	—	5,078	—	5,078	—	7,455	—	7,455
Debt long/short(5)	—	11,130	—	11,130	—	11,522	—	11,522
Other	—	2,175	1,568	3,743	—	2,232	1,449	3,681
Cash and cash equivalents	10,967	—	—	10,967	4,644	—	—	4,644

Total	¥24,633	¥117,783	¥1,568	¥143,984	¥23,296	¥125,481	¥1,449	¥150,226

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2010 and 2011. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2010	2011
	(Yen in millions)
Balance at beginning of year	¥1,465	¥1,568
Actual return on plan assets:
Relating to assets still held at end of year	87	53
Relating to assets sold during the year	50	(11)
Purchases, sales and settlements	(34)	(161)

Balance at end of year	¥1,568	¥1,449

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥8,847 million to the defined benefit pension plans in the year ending March 31, 2012.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2012	¥5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	44,899

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA, a German subsidiary of Kyocera Mita, maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2010 and 2011:

	March 31,
	2010	2011
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,122	¥38,903
Service cost	297	311
Interest cost	2,123	1,886
Plan participants’ contributions	25	11
Actuarial loss (gain)	5,043	(298)
Benefits paid	(2,329)	(2,078)
Foreign exchange adjustment	(1,296)	(2,755)
Other	(82)	(26)

Benefit obligations at end of year	¥38,903	¥35,954
Change in plan assets:
Fair value of plan assets at beginning of year	¥13,263	¥16,965
Actual return on plan assets	3,996	1,700
Employer contribution	1,187	1,784
Plan participants’ contributions	25	11
Benefits paid	(1,063)	(997)
Foreign exchange adjustment	(412)	(1,427)
Other expenses	(31)	(26)

Fair value of plan assets at end of year	16,965	18,010

Funded status	¥(21,938)	¥(17,944)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥—	¥174

Accrued benefit liability	(21,938)	(18,118)

Net amount recognized	¥(21,938)	¥(17,944)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥(99)	¥(79)
Actuarial loss	(7,168)	(5,639)

Accumulated other comprehensive loss	¥(7,267)	¥(5,718)

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥37,924	¥35,101

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2010	2011
	(Yen in millions)
Projected benefit obligation	¥38,903	¥33,252
Accumulated benefit obligation	37,924	32,399
Fair value of plan assets	16,965	15,133

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥453	¥297	¥311
Interest cost	1,768	2,123	1,886
Expected return on plan assets	(1,684)	(988)	(1,210)
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Net periodic pension costs	¥652	¥1,724	¥1,246

Net periodic pension costs in the year ended March 31, 2009 included the effect of adoption of ASC 715, “Compensation—Retirement Benefits.”

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(4,149)	¥(2,035)	¥788
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Total	¥(4,034)	¥(1,743)	¥1,047

Amortization of prior service cost and recognized actuarial loss in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	226

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 are as follows:

Years ended March 31,
	2009	2010	2011
Discount rate (%)	5.50-6.50	5.60-7.30	4.80-6.00
Rate of increase in compensation levels (%)	3.90-4.50	2.50-4.00	2.00-4.25
Expected long-term rate of return on plan assets (%)	6.60-8.50	6.50-8.50	6.50-8.50

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥4,661	¥25	¥—	¥4,686	¥5,065	¥—	¥—	¥5,065
Debt securities:
Government bonds	186	—	—	186	325	—	—	325
Government agency bonds	—	588	—	588	—	816	—	816
Corporate bonds	—	612	—	612	—	297	—	297
Pooled separate accounts *	—	10,303	—	10,303	—	10,960	—	10,960
Other	—	515	—	515	—	481	—	481
Cash and cash equivalents	75	—	—	75	66	—	—	66

Total	¥4,922	¥12,043	¥—	¥16,965	¥5,456	¥12,554	¥—	¥18,010

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 40% equity and 60% fixed income for its U.S. defined benefit plans and 60% equity and 40% fixed income for its Europe defined benefit plans.

KII and AVX forecast to contribute ¥1,107 million to the defined benefit pension plans in the year ending March 31, 2012.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	11,952

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Contributions to the plans	¥930	¥698	¥632